SCHEDULE OF ISSUED SHARE CAPITAL (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Apr. 01, 2024
IfrsStatementLineItems [Line Items]
Issued and fully paid, amount	$ 78,000	$ 78,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, number of shares	10,000,000	10,000,000	10,000,000	10,000,000
Issued and fully paid, amount	$ 78,000	$ 78,000	$ 78,000	$ 78,000